                          ING VARIABLE INSURANCE TRUST
                        ING VP Worldwide Growth Portfolio

                        Supplement Dated January 3, 2005
                             To the Prospectus dated
                                 April 30, 2004

Effective January 1, 2005, pursuant to a side agreement with ING Investments, LLC, ING VP Worldwide Growth Portfolio's investment adviser, the expense limit for ING VP Worldwide Growth Portfolio is lowered to 1.15%. The Prospectus is hereby revised as follows:

1. The table under the heading "Annual Portfolio Operating Expenses" on page 6 of the Prospectus is deleted and replaced with the following:

                                       DISTRIBUTION                               WAIVERS,         TOTAL
                                           AND                    PORTFOLIO    REIMBURSEMENTS       NET
                          MANAGEMENT     SERVICE       OTHER      OPERATING         AND          PORTFOLIO
PORTFOLIO                    FEE           FEE      EXPENSES(2)   EXPENSES     RECOUPMENTS(2)    EXPENSES
---------                    ---           ---      -----------   --------     --------------    --------
ING VP Worldwide Growth    % 1.00          N/A         0.50         1.50            -0.35          1.15

2. The following sentence is added to the end of Footnote (2) of the table under the heading "Annual Portfolio Operating Expenses" on page 6 of the
     Prospectus:

     Effective January 1, 2005, pursuant to a side agreement, ING Investments, LLC has lowered the expense limit for the Portfolio to 1.15% through at least December 31, 2005. There is no guarantee that this side agreement will continue after this date. The side agreement will only renew if ING Investments, LLC elects to renew it. If after December 31, 2005, ING Investments, LLC elects not to renew the side agreement, the expense limit will revert to the limitation under the Portfolio's expense limitation agreement of 1.23%. Any fees waived pursuant to the side agreement shall not be eligible for recoupment.

3. The table under the heading "Example" on page 6 of the Prospectus is deleted and replaced with the following:

PORTFOLIO                                             1 YEAR       3 YEARS        5 YEARS       10 YEARS
---------                                             ------       -------        -------       --------
ING VP Worldwide Growth Portfolio...............       $117          $440          $785          $1,761


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                          ING VARIABLE INSURANCE TRUST
                       ING VP Worldwide Growth Portfolio

                        Supplement Dated January 3, 2005
              To Statement of Additional Information ("SAI") dated
                                 April 30, 2004


Effective January 1, 2005, pursuant to a side agreement with ING Investments, LLC, ING VP Worldwide Growth Portfolio's investment adviser, the expense limit for ING VP Worldwide Growth Portfolio is lowered to 1.15%. The SAI is hereby revised as follows:

1. The following is added to the end of the first paragraph under the heading "Expense Limitation Agreement" on page 44 of the SAI:

          Pursuant to a side agreement effective January 1, 2005, ING Investments has lowered the contractual expense limit for the Portfolio is 1.15% through at least December 31, 2005. There is no guarantee that this side agreement will continue after that date. The side agreement will only renew if ING Investments elects to renew it. If after December 31, 2005, ING Investments elects not to renew the side agreement, the expense limit will revert to the limitation in the current expense limit agreement of 1.23%. Any fees waived pursuant to the side agreement shall not be eligible for recoupment.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE